FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis

	As of December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$54,271	$-	$54,271
Foreign currency derivative contracts	-	(899)	-	(899)

Total financial assets	$-	$53,372	$-	$53,372

	As of December 31, 2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$40,798	$-	$40,798
Foreign currency derivative contracts	-	264	-	264

Total financial assets	$-	$41,062	$-	$41,062